Stockholders' Equity (AOCI Reclassifications) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized (loss)/gain on sales of securities and residential whole loans		$ 0	$ (188,847)	$ 62,002
Other, net		30,040	(34,762)	11,583
Net Income/(Loss) Available to Common Stock and Participating Securities		295,995	(709,186)	363,117
Amounts Reclassified from AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income/(Loss) Available to Common Stock and Participating Securities		0	(660,594)	(47,234)
Amounts Reclassified from AOCI | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Including Noncontrolling Interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized (loss)/gain on sales of securities and residential whole loans		0	(389,127)	(44,600)
Other, net		0	(344,269)	(180)
Net Income/(Loss) Available to Common Stock and Participating Securities		0	(733,396)	(44,780)
Amounts Reclassified from AOCI | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	$ 72,802	0		(2,454)
Net Income/(Loss) Available to Common Stock and Participating Securities		$ 0	$ 72,802	$ (2,454)